REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2021
REDEEMABLE NONCONTROLLING INTERESTS
Schedule of redeemable noncontrolling interests

	2020	2021	2021
	RUB	RUB	$
RNCI related to the DRs acquired by the senior employees	215	—	—
RNCI related to the options to acquire DRs	2,455	869	11.7
RNCI recognized in connection with business combination	497	—	—
Total redeemable noncontrolling interests	3,167	869	11.7

Schedule of changes in the redeemable noncontrolling interests

The changes in the redeemable noncontrolling interests were as follows:

	2020	2021	2021
	RUB	RUB	$
Balance at the beginning of period	14,246	3,167	42.6
Change in redemption value	569	(498)	(6.7)
Additional recognition	490	121	1.6
Purchase of redeemable noncontrolling interests	(9,793)	(1,921)	(25.8)
Acquisition of redeemable noncontrolling interests	493	—	—
Exchange of noncontrolling interests	(2,889)	—	—
Foreign currency translation adjustment	51	—	—
Balance at the end of period	3,167	869	11.7